UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3720

FBR Fund for Tax-Free Investors, Inc.

(Exact name of registrant as specified in charter)

4922 Fairmont Avenue Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

FBR Mutual Fund Services, 4922 Fairmont Avenue Bethesda, MD 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 657-1500

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CRF 270.30e-1)

SEMIANNUAL REPORT, June 30, 2003

FBR FUND FOR TAX-FREE INVESTORS, INC.

4922 Fairmont Avenue, Bethesda, MD 20814

888.888.0025

July 29, 2003

Dear Shareholders,

The first six months of 2003 could serve as a perfect case study for any finance student. We saw the volatility of both equity and fixed-income markets in the face of the beginning and end of the Iraqi war. Everywhere we turned we heard and saw comments regarding the dreaded threat of deflation. We saw the Federal Reserve lower rates for the 13th time over the past two and a half years. As interest rates hit their lowest levels in 45 years we heard talk of a “bond bubble.” We saw bond markets and equity markets both experience large price increases. Typically, these markets move in opposite directions. In summary, the tax-free funds saw net asset value growth as interest rates fell over the uncertainty of a sustainable economic recovery and concerns over deflation. As mentioned in our year-end commentary in the December 2002 Annual Report, the funds had been positioned with slightly extended average maturities in order to participate in a declining interest rate environment. The funds have performed well relative to their peers. Detailed performance information follows.

FBR TAX-FREE MONEY MARKET PORTFOLIO

The FBR Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than 397 days, and maintains a dollar-weighted average portfolio maturity of 90 days or less. The Portfolio had an annualized net investment income of 0.40% of average net assets for the six months ended June 30, 2003. The Portfolio’s average maturity on June 30, 2003 was 25 days.

FBR MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

As of June 30, 2003, FBR Maryland Tax-Free Portfolio’s net assets were $44.0 million. The Portfolio had over 79% of its assets invested in securities rated either AAA or AA. For the six months ended June 30, 2003, the Portfolio had a total return of 3.23%. The Portfolio’s average maturity on June 30, 2003 was 13.56 years. For the six months ended June 30, 2003, FBR Virginia Tax-Free Portfolio had a total return of 4.03%, with net assets of $35.1 million. The Portfolio had over 92% of its assets invested in securities rated either AAA or AA. The Portfolio’s average maturity on June 30, 2003 was 13.56 years.

OUTLOOK

The funds are currently structured to respect the factors that have led to a rapid fall in interest rates. However, we believe there is a risk of a rise in interest rates as the economy exhibits signs of a sustainable recovery. We believe that the 2nd half of 2003 will show annualized GDP growth of 3.5-3.7%, and that growth currently seen in the service sector will also be seen in the manufacturing sector. We believe that fears of price deflation are overstated and that manageable inflation is more likely. Given this view we are beginning to shorten the average duration of the funds relative to their benchmark with the anticipation of more aggressively shortening the funds duration when we see concrete signs of a sustained economic recovery and a rise in interest rates. Additionally, we believe municipal bonds are currently an extremely attractive investment, even in an extremely low interest rate environment. Currently yields on municipal bonds are near their all time highs as a percentage of Treasury notes which we feel will lead municipals to outperform Treasury obligations over the next six months.

The three portfolios of FBR Fund for Tax-Free Investors, Inc. adhere to a conservative investment strategy. We continue to enhance performance by carefully managing maturity ranges, coupons, call features and credit quality. We appreciate the confidence you have exhibited by investing in the funds and look forward to continuing to serve your investment needs.

Sincerely,

Craig A. Pernick

Vice President, Asset Management, Inc.

Sub-adviser of FBR Fund for Tax-Free Investors, Inc.

*TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions. The Index is unmanaged and unlike the Funds has no management fees or operating cost that reduce reported returns. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The graph assumes a hypothetical investment of $10,000 initial investment in each Fund and reflects all Fund expenses and reinvestment of distributions.

Investment in the FBR Tax-Free Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Some income earned in the FBR Fund for Tax-Free Investors, Inc. may be subject to the federal alternative minimum tax. Income earned by non-Maryland or non-Virginian residents will be subject to applicable state and local taxes.

For more complete information about the Funds, including fees and expenses, call 888.888.0025 for a free prospectus. Investing in the Funds involves certain risks that are fully discussed in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO

June 30, 2003

(unaudited)

	Face Value	Value (Note 1)
Arizona 6.7%
Phoenix, AZ Industrial Development Authority Floating Rate Notes
0.95%, 7/2/03† VMIG1	$460,000	$460,000
University of Arizona Student Union Bookstore Floating Rate Notes
0.95%, 7/2/03† A1+	1,000,000	1,000,000

State Total		1,460,000

California 1.9%
Irvine Ranch, CA Water Distribution, General Obligation Floating Rate Notes
0.85%, 7/1/03† A1+	400,000	400,000

Colorado 2.3%
Colorado Educational and Cultural Facilities Rocky Mountain Shambhala Center Floating Rate Notes
1%, 7/3/03† A1+	500,000	500,000

Connecticut 5.1%
Connecticut State Health and Educational Facility Floating Rate Notes
0.95%, 7/2/03† VMIG1	500,000	500,000
Connecticut State Housing Financial Authority Floating Rate Notes
0.9%, 7/3/03† VMIG1	600,000	600,000

State Total		1,100,000

Delaware 0.2%
Delaware State General Obligation, Series B
5.3%, 7/1/03 AAA	50,000	50,000

Florida 7.5%
Jacksonville, FL Capital Project, Series 2 Floating Rate Notes
0.9%, 7/2/03† A1+	300,000	300,000

	Face Value	Value (Note 1)
Florida (continued)
Palm Beach County, FL Community Foundation Floating Rate Notes
1%, 7/2/03† A1+	$900,000	$900,000
Palm Beach County, FL
Jewish Community Campus
Floating Rate Notes
1%, 7/2/03† A1+	400,000	400,000

State Total		1,600,000

Georgia 1.2%
De Kalb County, GA
General Obligation
6.25%, 1/1/04 AA+	250,000	255,000

Illinois 2.3%
Arlington Heights, IL General Obligation
4.65%, 12/1/03 Aa2	200,000	200,000
Illinois Educational Facilities Institute of Technology Floating Rate Notes
1%, 7/2/03† A1+	300,000	300,000

State Total		500,000

Indiana 4.2%
Indiana Secondary Market Educational Loans Floating Rate Notes, Series B
1%, 7/2/03† A1+	900,000	900,000

Iowa 3.2%
Iowa Finance Authority
Hospital Facility Revenue
Floating Rate Notes, Series B
1%, 7/2/03† A1+	700,000	700,000

Kentucky 1.4%
Ashland Kentucky Pollution Control, Ashland Oil, Inc. Project Floating Rate Notes
0.85%, 7/3/03† P1	300,000	300,000

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO (continued)

June 30, 2003

(unaudited)

	Face Value	Value (Note 1)
Maryland 17.6%
Community Development MD Multi-Family; Avalon Ridge Apartments Project Floating Rate Notes
0.9%, 7/2/03† VMIG1	$800,000	$800,000
Howard County, MD Public Improvement Series A
5.5%, 2/15/04^ AAA	50,000	51,743
Howard County, MD Multi-Family Housing; Avalon Meadows Project Floating Rate Notes
0.9%, 7/2/03† A1+	700,000	700,000
Maryland State Community Development Multi-Family
1%, 5/15/04 Aa2	375,000	375,000
Maryland State Community Development Single Family Project, First Series
4.8%, 4/1/04 Aa2	350,000	358,724
Maryland State Health and Higher Education Charlestown Community, Series A Floating Rate Notes
0.9%, 7/2/03† VMIG1	200,000	200,000
Maryland State Health and Higher Education John Hopkins Hospital, Series A
2%, 2/1/04 A+	200,000	200,780
Northeast Maryland Waste Disposal Authority, Solid Waste
6.3%, 7/1/03^ A2	300,000	306,000
6.2%, 7/1/03^ A2	500,000	510,000
University of Maryland
Revolving Equipment Loan
Floating Rate Notes, Series B
0.9%, 7/2/03† AA+	300,000	300,000

State Total		3,802,247

Minnesota 3.2%
Minneapolis, MN Convention Center Floating Rate Notes
1.05%, 7/3/03† A1	200,000	200,000

	Face Value	Value (Note 1)
Minnesota (continued)
Minnesota State Higher Education Supplemental Student Loan Floating Rate Notes
1.05%, 7/3/03† VMIG1	$500,000	$500,000

State Total		700,000

Missouri 4.6%
Missouri State Health and Educational Facilities Christian Health Services, Series A Floating Rate Notes
0.95%, 7/2/03† A1+	1,000,000	1,000,000

New Hampshire 0.3%
New Hampshire Municipal Bond Unlimited General Obligation
5.125%, 7/15/03^ AA+	50,000	51,058

New Jersey 1.6%
Hudson County, NJ Improvement Authority Floating Rate Notes
0.9%, 7/3/03† A1+	300,000	300,000
Mount Laurel, NJ Municipal Utility System Series A
5.55%, 1/1/04 AAA	50,000	50,587

State Total		350,587

New York 4.6%
Higland Falls, Fort Montgomery Series A
3%, 8/1/03 Aaa	100,000	100,095
New York, NY Job Development Authority, Series A-1 Floating Rate Notes
0.9%, 7/1/03† VMIG1	900,000	900,000

State Total		1,000,095

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO (continued)

June 30, 2003

(unaudited)

	Face Value	Value (Note 1)
North Carolina 5.1%
Mecklenburg County, NC General Obligations Public Improvement Floating Rate Notes, Series C
0.95%, 7/2/03† A1+	$600,000	$600,000

Winston-Salem, NC Floating Rate Notes
0.95%, 7/3/03† A1	500,000	500,000

State Total		1,100,000

Puerto Rico 9.4%
Puerto Rico Commonwealth Highway and Transportation Revenue, Series A Floating Rate Notes
0.95%, 7/2/03† A1	1,000,000	1,000,000
Puerto Rico Commonwealth Tax and Revenue
2.5%, 7/30/03 SP1	1,000,000	1,000,803

State Total		2,000,803

Texas 5.5%
Bexar County, TX Housing Financing Authority Fountainhead Apartments Floating Rate Notes
0.9%, 7/2/03† A1+	200,000	200,000
Brazos TX Higher Education Authority, Series 1 Floating Rate Notes
0.98%, 7/2/03† VMIG1	800,000	800,000
Texas State Revenue Veterans Housing Fund II, Series A-2 Floating Rate Notes
0.98%, 7/2/03† A1+	200,000	200,000

State Total		1,200,000

	Face Value	Value (Note 1)
Virginia 12.3%
Chesapeake, VA Hospital Facility Revenue Floating Rate Notes
1%, 7/2/03† A1+	$500,000	$500,000
Chesterfield County, VA Industrial Development Floating Rate Notes
1.03%, 7/3/03† A1+	1,000,000	1,000,000
Harrisonburg, VA Redevelopment and Housing Authority, Series A Floating Rate Notes
1.05%, 7/3/03† AA-	600,000	600,000
Loudoun County, VA Industrial Development Authority Floating Rate Notes
0.9%, 7/2/03† NR	400,000	400,000
Virginia State Housing Development Authority, Subseries C
4.4%, 01/1/04 AA+	160,000	162,244

State Total		2,662,244

Total Investments 100.2%
(Cost $21,632,034*)		21,632,034
Liabilities in Excess of Other Assets (0.2)%		(35,571)

Net Assets 100.0%		$21,596,462

Net Asset Value Per Share
(Based on 21,596,462 Shares Outstanding)		$1.00

Net Assets Consist of:
Paid-in Capital		$21,596,462

Net Assets		$21,596,462

†	Variable Rate Demand Note. Date represents next rate adjustment.
^	Date represents pre-refunded date.
NR	Not Rated
*	Same cost is used for Federal income tax purposes.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

VIRGINIA PORTFOLIO

June 30, 2003

(unaudited)

	Face Value	Value (Note 1)
Alexandria VA
Construction Public Improvement
5.75%, 6/15/14 AAA	$500,000	$589,800
Redevelopment and Housing Authority
5.5%, 6/1/29 A	115,000	116,045
Arlington County General Obligation
6%, 8/1/04^ AAA	125,000	134,369
5.375%, 12/1/16 AAA	1,000,000	1,122,980
Arlington County Industrial Development - Multi-Family Housing
Arna Valley View Apartments
4.85%, 6/1/12 Aaa	350,000	372,375
Colonial Village Apartments
5.15%, 11/1/31 AAA	1,000,000	1,043,910
Brunswick County Industrial Development Authority Lease Revenue
5.5%, 7/1/17 AAA	1,000,000	1,118,520
Danville, VA Industrial Development Authority Hospital Revenue
5.25%, 10/1/28 AAA	125,000	140,729
Fairfax County Economic Development Authority Lease Revenue
5.5%, 5/15/18 AA	1,000,000	1,049,560
National Widelife Federation
5%, 9/1/11 AAA	500,000	557,890
Fairfax County Industrial
Development Authority Revenue
Inova Health System Hospitals
5.25%, 8/15/19 AA	650,000	720,408
Fairfax County Water
Authority Revenue
5.8%, 1/1/16 AAA	835,000	976,082
5%, 4/1/16 AAA	400,000	430,676
6%, 4/1/22 AAA	630,000	721,759

	Face Value	Value (Note 1)
Frederick County Industrial Development Authority Lease Revenue Government Complex Facilities
5%, 12/1/14 Aaa	$705,000	$808,607
Hampton Roads Regional Jail Authority, Series A
5.5%, 7/1/24 AAA	300,000	329,637
Hanover County
General Obligation
5.4%, 7/15/16 AA	1,000,000	1,110,860
Henrico County Industrial Development Authority Revenue, Regional Jail
7.125%, 8/1/05^ AA	250,000	284,677
Leesburg, VA Public Improvement
General Obligation
5.5%, 6/1/05^ AAA	500,000	549,865
Loudoun County
General Obligation, Series B
5.25%, 12/1/14 AA+	1,000,000	1,179,760
Metropolitan Washington DC
Airport System, Series A
5.75%, 10/1/11 AAA	1,000,000	1,063,670
5.375%, 10/1/18 AAA	245,000	266,347
5.375%, 10/1/19 AAA	85,000	91,462
Montgomery County Industrial
Development Authority, Series C
5.125%, 1/15/19 AAA	500,000	540,270
Newport News, VA
General Obligation
5.75%, 1/15/17 AA	750,000	843,765
5%, 3/1/18 AA	500,000	535,375
Norfolk, VA Capital Improvement
General Obligation, Series 1995
5.75%, 6/1/13 AAA	500,000	547,335
Norfolk, VA Water Revenue
5.75%, 11/1/12 AAA	500,000	554,770
5.875%, 11/1/15 AAA	500,000	555,700
Portsmouth, VA Redevelopment and Multi-Family Housing Authority Revenue
6.05%, 12/1/08 AAA	500,000	527,530

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

VIRGINIA PORTFOLIO (continued)

June 30, 2003

(unaudited)

	Face Value	Value (Note 1)
Prince William County Park
Authority Revenue
6.875%, 10/15/04^ NR	$500,000	$547,570
Prince William County
Water and Sewer System
5.5%, 7/1/19 AAA	500,000	561,995
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G
5.25%, 7/1/13 A-	890,000	995,064
Richmond, VA Metropolitan Authority
Expressway Revenue
5.25%, 7/15/17 AAA	200,000	234,646
Public Utilities Revenue, Series A
5%, 1/15/33 AAA	570,000	595,867
5.25%, 1/15/18 A+	1,000,000	1,075,690
Refunding and Improvement
General Obligation, Series A
5.125%, 1/15/16 AAA	500,000	548,900
Riverside, VA Regulatory Jail Authority
6%, 7/1/25 AAA	140,000	155,820
Roanoke, VA General Obligation
Public Improvement, Series B
5%, 10/1/11 AAA	300,000	337,314
Southeastern Public Servicing Authority, Series B
5%, 7/1/15 AAA	1,000,000	1,147,820
Spotsylvania County, VA
Water and Sewer Revenue
5%, 6/1/30 AAA	100,000	104,251
Suffolk, VA
Redevelopment and Housing Authority Multi-Family Hope Village Apartments, Series A
5.6%, 2/1/33 AAA	580,000	632,478

	Face Value	Value (Note 1)
Upper Occoquan Sewer Authority
Revenue, Series A
5.15%, 7/1/20 AAA	$500,000	$571,795
Virginia Beach, VA
Development Authority Revenue
General Hospital Project
5.125%, 2/15/18 AAA	50,000	57,010
Public Improvement General Obligation
5%, 8/1/17 AA+	1,075,000	1,158,463
Virginia Commonwealth Transportation Revenue Northern Virginia
4.5%, 5/15/20 AA+	400,000	408,288
US Route 58 Corridor Development
5.5%, 5/15/13 AA	250,000	287,500
Virginia Housing Development Authority Revenue, Series B, C, D, F, H, L & X
4.65%, 11/1/07 AA+	500,000	531,140
5.35%, 2/1/09 AA+	100,000	109,351
5.25%, 11/1/10 Aa1	80,000	86,606
5.1%, 7/1/14 AA+	1,000,000	1,066,270
5%, 1/1/18 AA+	150,000	153,017
5.75, 1/1/19 AAA	365,000	380,290
Virginia Port Authority Commonwealth Revenue
5.9%, 7/1/16 AA+	500,000	560,180
Virginia Public School Authority
Revenue, Series A
6.2%, 8/1/13 AA	320,000	344,669
5%, 8/1/18 AA+	750,000	802,905
Virginia Resource Authority
Infrastructure Revenue
Pooled Loan Project, Series B
5%, 5/1/13 AAA	250,000	278,573

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

VIRGINIA PORTFOLIO (continued)

June 30, 2003

(unaudited)

	Face Value	Value (Note 1)
Virginia State
General Obligation
5.25%, 6/1/19 AAA	$750,000	$820,253
Winchester, VA Public Improvement
5.625%, 6/1/18 AA	350,000	400,627

Total Investments 97.9%
(Cost $30,965,636*)		33,839,085
Other Assets Less Liabilities 2.1%		1,212,652

Net Assets 100.0%		$35,051,737

Net Asset Value Per Share
(Based on 2,964,827 Shares Outstanding)		$11.82

Net Assets Consist of:
Paid-in Capital		$32,152,675
Accumulated Net Realized Gain on Investments		25,613
Net Unrealized Appreciation of Investments		2,873,449

Net Assets		$35,051,737

^	Date represents pre-refunded date.
NR	Not Rated
*	Same cost is used for Federal income tax purposes.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MARYLAND PORTFOLIO

June 30, 2003

(unaudited)

	Face Value	Value (Note 1)
Anne Arundel County Pollution Control Revenue Baltimore Gas & Electric Co. Project
6%, 4/1/24 A	$1,230,000	$1,267,970
Anne Arundel County Solid
Waste Project General Obligation
5.5%, 9/1/15 AA+	500,000	551,210
Anne Arundel County Water and
Sewer General Obligation
6.3%, 8/1/05^ AA+	1,225,000	1,362,335
6.2%, 8/1/05^ AA+	725,000	804,801
Baltimore County General Obligation
5.5%, 6/1/12 AAA	700,000	786,583
5%, 6/1/19 AAA	335,000	361,676
Baltimore, MD General Obligation Series A&C
5%, 5/1/18 AA+	100,000	108,608
5.5%, 10/15/10 AAA	1,000,000	1,145,310
5.5%, 10/15/15 AAA	500,000	599,045
Baltimore, MD Port Facility Revenue
6.5%, 12/1/10 AA-	400,000	409,168
Baltimore, MD
Wastewater Project, Series A
6%, 7/1/15 AAA	500,000	619,845
5.125%, 7/1/42 AAA	500,000	521,905
Carroll County General Obligation
6.5%, 10/1/24 AA	225,000	245,153
Frederick County Public
Facilities General Obligation
5.25%, 7/1/17 AA	300,000	330,519
Frederick (City of), MD
General Obligation
6%, 10/1/11 AAA	300,000	325,017
Howard County Public
Improvement General Obligation
5.5%, 2/15/04^ AAA	450,000	467,316
5.5%, 2/15/19 AAA	500,000	547,475
Howard County Special Facilities
Revenue
6.1%, 2/15/13 AA-	500,000	538,765

	Face Value	Value (Note 1)
Maryland Community Development Administration Revenue, Series 2, A, B, E
0.90%, 7/2/03† Aaa	$200,000	$200,000
5.15%, 3/1/08 Aa2	500,000	539,005
5%, 4/1/17 Aa2	500,000	519,200
5.7%, 9/1/17 Aa2	360,000	385,254
5.5%, 5/15/21 Aa3	250,000	262,685
5%, 6/1/21 Aaa	275,000	293,796
5.3%, 5/15/22 Aa3	265,000	280,145
5.375%, 9/1/22 Aa2	300,000	311,064
Maryland Industrial Development
Revenue, Series 1-11
7.125%, 7/1/06 A-	65,000	65,205
Maryland Stadium Authority
Convention Center Expansion
5.875%, 12/15/13 AAA	1,000,000	1,081,930
Ocean City Convention Center
5.375%, 12/15/15 AA	500,000	544,150
Sports Lease Revenue
5.55%, 3/1/13 AAA	500,000	549,955
Maryland State Economic Development
Department of Transportation Headquarters
5.375%, 6/1/19 AA+	750,000	835,492
Hilton Facilities, Series A
3.75%, 7/1/18 AA+	250,000	240,230
Morgan State University, Series A
6%, 7/1/22 Baa3	500,000	506,420
University of Maryland, Series A
5.75%, 10/1/33 Baa3	350,000	354,287
Maryland State Health and Higher Education
Board of Child Care
4.75%, 7/1/14 A	400,000	429,168
Frederick Memorial Hospital
5.25%, 7/1/13 AAA	500,000	579,960
Good Samaritan Hospital
5.7%, 7/1/09 A1	500,000	588,555
Greater Baltimore Medical Center
5%, 7/1/20 A+	250,000	256,170

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MARYLAND PORTFOLIO (continued)

June 30, 2003

(unaudited)

	Face Value	Value (Note 1)
Maryland State Health and Higher Education (continued)
Hebrew Home of Greater Washington
5.6%, 1/1/20 BBB+	$250,000	$261,063
5.8%, 1/1/32 BBB+	1,000,000	1,039,670
Helix Health
5%, 7/1/27 AAA	1,030,000	1,120,084
John’s Hopkins
6%, 7/1/09^ AA	1,000,000	1,208,550
5%, 5/15/26 AA-	900,000	926,640
Kennedy Krieger Issue
4.875%, 7/1/18 Baa2	250,000	252,945
5.5%, 7/1/33 Baa2	500,000	509,390
Loyola College
5.5%, 10/1/16 AAA	1,205,000	1,341,575
Maryland General Hospital
6.125%, 7/1/14 AAA	500,000	531,510
6.125%, 7/1/19 AAA	500,000	531,510
Medlantic/Helix Issue, Series B
5.25%, 8/15/38 AAA	215,000	241,804
Sheppard Pratt, Series A
5.25%, 7/1/35 A-	500,000	508,485
Maryland State and Local Facilities Loans—First Series
5.75%, 8/1/11 AAA	500,000	595,445
Maryland State Transportation Authority BWI Airport
5.25%, 3/1/12 AAA	500,000	556,335
Maryland Water Quality Finance Administration Revenue, Series A
6%, 9/1/15 AA	1,000,000	1,050,270
Montgomery County Economic Development, Trinity Health Group
5.125%, 12/1/22 AA-	600,000	623,640
Montgomery County Housing Opportunity
Management Revenue, Series B
6.65%, 7/1/17 Aa2	35,000	35,000
Multifamily Management, Series A
7%, 7/1/23 A3	35,000	35,386

	Face Value	Value (Note 1)
Multifamily Housing Development, Series B
4.5%, 7/1/23 Aaa	$250,000	$244,833
Montgomery County General Obligation, Series A
5.25%, 10/1/12 AAA	250,000	291,450
5%, 5/1/17 AAA	475,000	515,717
5%, 5/1/19 AAA	500,000	537,455
Morgan State University Academic Revenue, Series A
5%, 7/1/20 AAA	300,000	323,628
North East Maryland Waste
Disposal Authority Revenue
6%, 7/1/06 A2	250,000	275,398
Prince George’s County Construction Public Improvement
5.5%, 10/1/10 AAA	100,000	116,206
Prince George’s County General Obligation, Series A
5.25%, 3/15/15 AAA	1,000,000	1,097,490
Prince George’s County Housing Authority Revenue
GNMA Stevenson Apartments
6.35%, 7/20/20 AAA	700,000	715,498
FHLMC/FNMA/GNMA Collateral, Series A
3.5%, 12/1/33 AAA	230,000	242,215
Prince George’s County Pollution Control Revenue Potomac Electric Project
5.75%, 3/15/10 A	1,250,000	1,445,012
Puerto Rico Electric Power Authority, Capital Appreciation
0%**, 7/1/17 A-	150,000	80,723
Puerto Rico Public Buildings Authority Revenue
Government Facilities, Series G
5.25%, 7/1/13 A-	425,000	475,171
Public Improvement, Series A
5.5%, 7/1/18 A-	500,000	569,350

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MARYLAND PORTFOLIO (continued)

June 30, 2003

(unaudited)

	Face Value	Value (Note 1)
St. Mary’s County General Obligation
5.85%, 11/1/18 AAA	$500,000	$516,800
University of Maryland System Auxiliary Revenue
5.6%, 4/1/06^ AA+	1,000,000	1,119,980
5.125%, 4/1/15 AA+	250,000	270,815
5.6%, 4/1/16 AA+	1,000,000	1,081,600
5%, 4/1/18 AA+	265,000	281,655
University of Maryland Revenue Revolving Equipment Loan
0.90%, 7/2/03† NR	200,000	200,000
Washington, DC Metropolitan Area Transportation Authority Revenue
6%, 7/1/10 AAA	500,000	600,720
Washington Suburban Sanitary District General Obligation
5%, 6/1/23 AAA	1,000,000	1,052,350

Total Investments 98.3%
(Cost $40,022,539*)		43,238,740
Other Assets Less Liabilities 1.7%		753,618

Net Assets 100.0%		$43,992,358

Net Asset Value Per Share
(Based on 3,846,122 Shares Outstanding)		$11.44

Net Assets Consist of:
Paid-in Capital		$40,694,759
Accumulated Net Realized Gain on Investments		81,398
Net Unrealized Appreciation of Investments		3,216,201

Net Assets		$43,992,358

^	Date represents pre-refunded date.
†	Variable Rate Demand Note. Date represents next rate adjustment.
NR	Not Rated
*	Same cost is used for Federal income tax purposes.
**	Zero Coupon Bond.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2003

(unaudited)

	Money Market Portfolio	Virginia Portfolio	Maryland Portfolio
Interest Income (Note 1)	$122,096	$813,176	$1,070,140

Expenses
Investment Advisory Fee (Note 2)	50,625	106,564	132,496
Administrative Fee (Note 2)	30,375	51,151	63,598
Other Fees	214	—	—

Total Expenses	81,214	157,715	196,094

Net Investment Income	40,882	655,461	874,046

Net Realized Gain on Investment Transactions	—	111,327	90,874
Change in Net Unrealized Appreciation of Investments	—	599,075	405,950

Net Gain on Investments	—	710,402	496,824

Net Increase in Net Assets Resulting from Operations	$40,882	$1,365,863	$1,370,870

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Portfolio		Virginia Portfolio		Maryland Portfolio
	For the Six Months Ended June 30, 2003 (unaudited)	For the Year Ended December 31, 2002	For the Six Months Ended June 30, 2003 (unaudited)	For the Year Ended December 31, 2002	For the Six Months Ended June 30, 2003 (unaudited)	For the Year Ended December 31, 2002
FROM INVESTMENT ACTIVITIES
Net Investment Income	$40,882	$197,481	$655,461	$1,270,546	$874,046	$1,758,533
Net Realized Gain on Investment Transactions	—	—	111,327	61,994	90,874	63,027
Change in Net Unrealized Appreciation of Investments	—	—	599,075	1,385,499	405,950	1,328,574

Net Increase in Net Assets Resulting from Operations	40,882	197,481	1,365,863	2,718,039	1,370,870	3,150,134

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (Note 1)	(40,882)	(197,481)	(655,461)	(1,270,546)	(874,046)	(1,758,533)
From Net Realized Gain	—	—	—	—	—	(20,055)

Total Distributions to Shareholders	(40,882)	(197,481)	(655,461)	(1,270,546)	(874,046)	(1,778,588)

FROM SHARE TRANSACTIONS
Net Proceeds from Sales of Shares	20,228,254	28,981,830	5,427,144	4,035,219	2,014,082	7,124,546
Reinvestment of Distributions	38,736	185,779	562,623	1,068,593	738,310	1,488,843
Cost of Shares Redeemed	(16,082,817)	(32,131,429)	(4,021,867)	(4,406,998)	(1,571,131)	(7,627,875)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	4,184,173	(2,963,820)	1,967,900	696,814	1,181,261	985,514

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,184,173	(2,963,820)	2,678,302	2,144,307	1,678,085	2,357,060
NET ASSETS - Beginning of Period	17,412,289	20,376,109	32,373,435	30,229,128	42,314,273	39,957,213

NET ASSETS - End of Period	$21,596,462	$17,412,289	$35,051,737	$32,373,435	$43,992,358	$42,314,273

SHARES
Sold	20,228,254	28,981,830	467,370	354,693	176,746	638,673
Issued in Reinvestment of Distributions	38,736	185,779	48,065	93,949	64,870	133,367
Redeemed	(16,082,817)	(32,131,429)	(344,872)	(389,468)	(138,303)	(684,861)

Net Increase (Decrease) in Shares	4,184,173	(2,963,820)	170,563	59,174	103,313	87,179

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

FINANCIAL HIGHLIGHTS

Money Market Portfolio

	For the Six Months Ended June 30, 2003 (unaudited)		For the Years Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.00	*	0.01	0.02	0.03	0.02	0.03

Distributions to Shareholders:
From Net Investment Income	(0.00	)*	(0.01)	(0.02)	(0.03)	(0.02)	(0.03)

Net Asset Value - End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	0.40%A		0.94%	2.13%	3.12%	2.50%	2.73%

Ratios to Average Net Assets:
Expenses	0.80%A		0.76%	0.75%	0.75%	0.75%	0.75%
Net Investment Income	0.40%A		0.93%	2.06%	3.07%	2.47%	2.70%
Supplementary Data:
Net Assets at End of Period (in thousands).	$21,596		$17,412	$20,376	$19,599	$17,475	$19,783
Number of Shares Outstanding at End of Period (in thousands)	21,596		17,412	20,376	19,599	17,475	19,783

A	Annualized

*	The per share data is less than $0.01

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

FINANCIAL HIGHLIGHTS

Virginia Portfolio

	For the Six Months Ended June 30, 2003 (unaudited)	For the Years Ended December 31,
		2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$11.59	$11.05	$11.13	$10.49	$11.42	$11.46

Income (Loss) from Investment Operations:
Net Investment Income	0.22	0.46	0.49	0.50	0.50	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.23	0.54	(0.08)	0.64	(0.91)	0.12

Total from Investment Operations	0.45	1.00	0.41	1.14	(0.41)	0.64

Distributions to Shareholders:
From Net Investment Income	(0.22)	(0.46)	(0.49)	(0.50)	(0.50)	(0.52)
From Net Realized Gain	—	—	—	—	(0.02)	(0.16)

Total Distributions to Shareholders	(0.22)	(0.46)	(0.49)	(0.50)	(0.52)	(0.68)

Net Increase (Decrease) in Net Asset Value	0.23	0.54	(0.08)	0.64	(0.93)	(0.04)

Net Asset Value - End of Period	$11.82	$11.59	$11.05	$11.13	$10.49	$11.42

Total Investment Return	4.03%B	9.25%	3.67%	11.15%	(3.75)%	5.64%

Ratios to Average Net Assets:
Expenses	0.93%A	0.92%	0.92%	0.92%	0.93%	0.93%
Net Investment Income	3.84%A	4.09%	4.35%	4.67%	4.51%	4.48%

Supplementary Data:
Portfolio Turnover Rate	14%	19%	22%	8%	26%	25%
Net Assets at End of Period (in thousands)	$35,052	$32,373	$30,229	$28,898	$28,926	$34,543
Number of Shares Outstanding at End of Period (in thousands)	2,965	2,794	2,735	2,597	2,757	3,024

A	Annualized

B	Total Investment Return for periods less than one year are not annualized.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

FINANCIAL HIGHLIGHTS

Maryland Portfolio

	For the Six Months Ended June 30, 2003 (unaudited)		For the Years Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$11.31		$10.93	$10.93	$10.55	$11.23	$11.10

Income from Investment Operations:
Net Investment Income	0.23		0.47	0.49	0.51	0.50	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.39	0.00 *	0.38	(0.68)	0.13

Total from Investment Operations	0.36		0.86	0.49	0.89	(0.18)	0.64

Distributions to Shareholders:
From Net Investment Income	(0.23)		(0.47)	(0.49)	(0.51)	(0.50)	(0.51)
From Net Realized Gain	—		(0.01)	—	—	—	—

Total Distributions to Shareholders	(0.23)		(0.48)	(0.49)	(0.51)	(0.50)	(0.51)
Net Increase (Decrease) in Net Asset Value	0.13		0.38	—	0.38	(0.68)	0.13

Net Asset Value - End of Period	$11.44		$11.31	$10.93	$10.93	$10.55	$11.23

Total Investment Return	3.23%	B	8.01%	4.50%	8.64%	(1.63)%	5.90%
Ratios to Average Net Assets:
Expenses	0.92%	A	0.92%	0.93%	0.93%	0.93%	0.93%
Net Investment Income	4.12%	A	4.25%	4.43%	4.76%	4.59%	4.58%
Supplementary Data:
Portfolio Turnover Rate	9%		17%	17%	7%	12%	5%
Net Assets at End of Period (in thousands)	$43,992		$42,314	$39,957	$39,500	$42,132	$45,827
Number of Shares Outstanding at End of Period (in thousands).	3,846		3,743	3,656	3,613	3,993	4,079

*	The per share data realized and unrealized loss is less than $0.01

A	Annualized

B	Total Investment Return for periods less than one year are not annualized.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

(unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

FBR Fund for Tax-Free Investors, Inc. (the “Fund”), formerly Fund for Tax-Free Investors, Inc., is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On June 30, 2003 there were 200,000,000 shares of $0.001 par value capital stock authorized. When preparing the Fund’s financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States of America. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies which the Fund consistently follows:

(a)	Investment transactions are recorded on the date the transactions are entered into (the trade date). Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by an independent pricing service. Securities for which market quotations are not readily available are valued using the policies and procedures set forth by the Adviser as approved by the Board of Directors or at the direction of the Directors.

(b)	Investment income is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

(c)	Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

(d)	The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Advisers, Inc. (the “Adviser”), a subsidiary of FBR National Bank & Trust, (the “Administrator”), under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the six months ended June 30, 2003. The Adviser and Administrator are wholly-owned subsidiaries of Friedman, Billings, Ramsey Group, Inc. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

On September 4, 2001, the Adviser retained Asset Management, Inc. (“AMI”) to serve as the Fund’s investment sub-adviser. The Adviser pays AMI a fee at an annual rate of 0.22% on average daily net assets up to $24 million, and 0.25% on average daily net assets greater than $24 million for the Money Market Portfolio. For the Virginia Portfolio, AMI receives a fee at an annual rate of 0.22% on average daily net assets up to $30 million, and 0.3125% on average daily net assets greater than $30 million. For the Maryland Portfolio, AMI receives a fee at an annual rate of 0.22% on average daily net assets up to $39 million, and 0.3125% on average daily net assets greater than $39 million.

The Administrator provides administrative, transfer agency and custodial services to the Fund and pays the operating expenses (not including extraordinary legal fees, marketing costs, outside of routine shareholder communications and interest costs) of the Fund. For these services, the Administrator receives a fee at an annual rate based on each Portfolio’s net assets as follows: greater of 0.30% or $60,000 on the average daily net assets less than or equal to $100 million, or 0.25% on the average daily net assets greater than $100 million.

Pursuant to a Distribution Agreement dated September 4, 2001, the Board of Directors of the Fund appointed FBR Investment Services, Inc. (“FBRIS”) as the distributor to the Fund. FBRIS is an affiliate of the Adviser and Administrator, and serves as principal underwriter and distributor of the Fund’s shares.

3.  BORROWING AGREEMENT

The Fund has a credit agreement with Custodial Trust Company. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. This credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at June 30, 2003.

4.  SECURITIES TRANSACTIONS

For the six months ended June 30, 2003, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

	Virginia Portfolio	Maryland Portfolio
Purchases	$6,078,395	$4,599,249

Sales	$4,582,809	$3,768,474

5.  NET UNREALIZED APPRECIATION OF INVESTMENTS

As of June 30, 2003, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $2,873,449 of which $2,875,731 related to appreciated investments and $2,282 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $3,216,201 of which $3,234,449 related to appreciated investments and $18,248 related to depreciated investments.

6.  TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

	Ordinary Income		Long-Term Capital Gains
	Dollar Amount	Per share Amount	Dollar Amount	Per share Amount

Tax Components of Distributions to Shareholders:

Money Market Portfolio
For the Six Months Ended June 30, 2003	$40,882	$0.0019	$—	$—
For the Year Ended December 31, 2002	197,481	0.0093	—	—
For the Year Ended December 31, 2001	477,137	0.0211	—	—

Virginia Portfolio
For the Six Months Ended June 30, 2003	655,461	0.2228	—	—
For the Year Ended December 31, 2002	1,270,546	0.4646	—	—
For the Year Ended December 31, 2001	1,300,858	0.4852	—	—

Maryland Portfolio
For the Six Months Ended June 30, 2003	874,046	0.2325	—	—
For the Year Ended December 31, 2002	1,758,533	0.4746	20,055	0.0054
For the Year Ended December 31, 2001	1,752,540	0.4862	—	—

At June 30, 2003, components of distributable earnings on a tax basis are as follows:

	Capital Loss Carryforwards	Unrealized Appreciation/ Depreciation
Money Market Portfolio	$—	$—
Virginia Portfolio	(85,714)	2,873,449
Maryland Portfolio	(9,476)	3,216,201

The capital loss carryforwards listed above may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration, which is December 31, 2008 for the Virginia Portfolio, and December 31, 2010 of the Maryland Portfolio.

7.  SUBSEQUENT EVENT

Effective September 8, 2003, Integrated Fund Services, Inc. (“Integrated”) will serve as sub-Transfer Agent and sub-Administrator to the Fund pursuant to an agreement between the Administrator and Integrated. Integrated is a Cincinnati-based mutual fund company that has been in operation since 1983.

FBR MUTUAL FUNDS

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

888.888.0025

www.fbr.com/funds/

Investment Adviser

MONEY MANAGEMENT ADVISERS, INC.

1001 NINETEENTH STREET NORTH

ARLINGTON, VIRGINIA 22209

Distributor

FBR INVESTMENT SERVICES, INC.

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

Administrator, Custodian, and Transfer Agent

FBR NATIONAL BANK & TRUST

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

Independent Public Accountants

DELOITTE & TOUCHE, LLP

100 SOUTH CHARLES STREET

BALTIMORE, MARYLAND 21201

This report is not authorized

for distribution to prospective

investors unless it is preceded or

accompanied by a current prospectus.

FRIEDMAN BILLINGS RAMSEY

FBR Fund for Tax-Free Investors, Inc.

Semiannual Report

June 30, 2003

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEMS 5-6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Registrant is an open-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.
(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FBR Fund for Tax-Free Investors, Inc.
By:	/s/ SUSAN L. SILVA	8/29/03

	Susan L. Silva	Date
Vice President & Controller
FBR Fund for Tax-Free Investors, Inc.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ WEBB C. HAYES IV	8/29/03
	Webb C. Hayes IV	Date
Chairman, President, and Treasurer
FBR Fund for Tax-Free Investors, Inc.
(Principal Executive Officer)

By:	/s/ SUSAN L. SILVA	8/29/03
	Susan L. Silva	Date
Vice President & Controller
FBR Fund for Tax-Free Investors, Inc.
(Principal Financial Officer and Accounting Officer)